STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 – STOCKHOLDERS’ EQUITY

On August 17, 2022, as part of the Company’s initial public offering, the Company issued 1,960,000 warrants to purchase 1,960,000 shares of common stock, which began trading and are currently trading on the Nasdaq Capital Market, under the symbol “LUCYW.” Additionally, pursuant to the terms of the underwriting agreement for the offering, the Company issued to the underwriter certain other warrants to purchase up to 58,800 shares of the Company’s common stock.

In February 2023, holders of the Company’s publicly-traded warrants exercised such warrants to purchase an aggregate of 408,600 shares of the Company’s common stock, at an adjusted exercise price of $3.75 per share, resulting in cash proceeds to the Company of $1,532,250. As of March 31, 2023, 1,551,400 of such warrants remain outstanding.

None of the warrants issued to the underwriter have been exercised as of March 31, 2023.

NOTE 8 – STOCKHOLDERS’ EQUITY

Pursuant to a corporate resolution on July 1, 2021, the Company has authority to issue up to 15,000,000 shares of preferred stock and 50,000,000 shares of common stock. There were no shares of preferred stock issued or outstanding as of December 31, 2022 and 2021.

Initial Public Offering

On August 17, 2022, the Company closed on its initial public offering of 980,000 units consisting of 980,000 shares of its common stock and 1,960,000 warrants to purchase 1,960,000 shares of common stock at a combined offering price of $7.50 per unit in exchange for gross proceeds of approximately $7.35 million, before deducting underwriting discounts and offering expenses. Each share of common stock was sold together with two warrants. Each warrant is exercisable to purchase one share of common stock at an initial exercise price of $7.50 per share, subject to certain adjustments as set forth in the warrant agreement. In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 147,000 shares of common stock and/or warrants to purchase up to an additional 294,000 shares of common stock to cover over-allotments, of which the Underwriter exercised its option to purchase additional warrants to purchase 294,000 shares of common stock concurrently with the closing.

The shares of common stock and warrants began trading on The Nasdaq Capital Market on August 15, 2022, under the symbols “LUCY” and “LUCYW,” respectively.

Also, pursuant to the terms of the underwriting agreement for the offering, the Company issued by the Underwriter certain other warrants to purchase up to 58,800 shares of the Company’s common stock at an exercise price of $8.228 per share.

The net proceeds received by the Company amounted to $6,189,734.

As of December 31, 2022, none of the aforementioned warrants had been exercised.